Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Restricted Net Assets
Restricted Net Assets

33        Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. According to the information provided by the Company’s subsidiaries, as a result of the financing conditions their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances are restricted as of December 31, 2023 and 2022.

Even though the Company currently does not require any dividends, loans or advances from its subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development or merely to declare and pay dividends or distributions to the Company’s shareholders.

The Company performed a test on the restricted net assets of its consolidated subsidiaries (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose its condensed financial information for the parent Company only. See Note 35.